Segmented information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated

	Years ended December 31,
	2016	2015	2014
Revenue:
Automotive	$165,071	$100,108	$126,988
Industrial	54,662	—	—
Corporate and Technology Investments	5,162	3,196	3,581
CWI	276,465	331,882	337,234
WWI	29,931	185,967	618,465
Total segment revenues	531,291	621,153	1,086,268
Less: equity investees' revenue	(306,396)	(517,849)	(955,699)
Consolidated revenue	$224,895	$103,304	$130,569

Reconciliation of Operating Loss from Segments to Consolidated

	Years ended December 31,
	2016	2015	2014
		(Adjusted, note 8)	(Adjusted, note 8)
Operating loss:
Automotive	$(19,157)	$(21,855)	$(35,952)
Industrial	3,746	—	—
Corporate and Technology Investments	(76,118)	(77,283)	(92,456)
Restructuring	(19,000)	—	—
Foreign exchange gain (loss)	(6,408)	11,601	3,433
Impairment of long lived assets, net	(4,843)	(22,722)	(29,604)
Provision for inventory purchase commitments	—	—	(4,106)
CWI	29,782	51,011	21,555
WWI	718	3,784	78,502
Total segment operating loss	(91,280)	(55,464)	(58,628)
Less: equity investees’ operating income	(30,500)	(54,795)	(100,057)
Consolidated operating loss	$(121,780)	$(110,259)	$(158,685)

Schedule of Segment Reporting Information

	Years ended December 31,
	2016	2015	2014

Total additions to long-lived assets, excluding business combinations:
Automotive	$3,310	$1,350	$2,278
Industrial	747	—	—
Corporate and Technology Investments	5,290	3,495	7,971
	$9,347	$4,845	$10,249

Schedule Of Geographical Revenue Information
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2016	2015	2014
Europe	54%	48%	47%
Americas	32%	40%	42%
Asia	12%	12%	11%
Others	2%	—%	—%

Schedule Of Allocation Of The Total Assets
Total assets are allocated as follows:

	Total assets by location
	Years ended December 31, 2016
	2016	2015
Automotive	$241,975	$157,452
Industrial	65,717	—
Corporate and Technology Investments and unallocated assets	23,768	56,231
CWI	147,245	171,189
WWI	—	125,724
	478,705	510,596
Less: equity investees’ total assets	(147,245)	(296,913)
Total consolidated assets	$331,460	$213,683

Schedule of Assets by Segment
The Company’s long-lived assets consist of property, plant and equipment (fixed assets), intangible assets and goodwill.

Long-lived assets information by geographic area:

December 31, 2016	Fixed assets	Intangible assets and goodwill	Total
Italy	$26,713	$19,942	$46,655
Canada	22,157	1,377	23,534
United States	5,613	—	5,613
Rest of Europe	3,119	4,462	7,581
Asia Pacific	3,154	—	3,154
	60,756	25,781	86,537
Less: equity investees' long lived assets	(1,074)	—	(1,074)
Total consolidated long-lived assets	$59,682	$25,781	$85,463

December 31, 2015	Fixed assets	Intangible assets and goodwill	Total
Italy	$6,212	$19,531	$25,743
Canada	18,875	494	19,369
United States	14,210	—	14,210
Rest of Europe	3,076	5,135	8,211
Asia Pacific	7,767	155	7,922
	50,140	25,315	75,455
Less: equity investees' long lived assets	(7,613)	—	(7,613)
Total consolidated long-lived assets	$42,527	$25,315	$67,842